Related party transactions	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024
Related Party Transactions [Abstract]
Related party transactions

Note 16 – Related party transactions

Related Party Loans and Balances

During the fiscal year ended September 30, 2024, and the nine month period ended June 30, 2025 prior to the Merger, SRx Canada, while privately held, engaged in non-interest-bearing working capital advances with its largest shareholder and entities under common control, intended to provide short-term liquidity. These advances were non-interest-bearing, not governed by formal written agreements, and SRx Canada did not incur or recognize interest expense in connection with these transactions.

As previously disclosed, for the fiscal year ended September 30, 2024, and the interim periods ended March 31, 2025, all material related party loans were forgiven and the Company recorded a capital contribution. No amounts remained outstanding prior to the merger.

During the pre-merger period in the three months ended June 30, 2025, as a result of historical clean-ups, the net related party balances transitioned into a payable position. This included a $1.4 million balance due to Adesh Vora, the Company’s former Chief Executive Officer. The recognition of this payable was recorded as an increase to beginning accumulated deficit and reflected as a non-cash capital distribution in the condensed consolidated statement of changes in shareholders’ equity for the period.

As of June 30, 2025 and September 30, 2024 there were no other related party loans or receivables outstanding for any shareholder with greater than 10% ownership, and the Company does not intend to enter into similar related party lending arrangements in the future.

Related party balances are summarized as follows:

	June 30, 2025	September 30, 2024
Due from former affiliates	$-	$277
Due from shareholders related to acquisitions	-	92
Total Due from related parties	-	369
Due to former affiliates	(7)	(195)
Due to shareholders related to acquisitions	(75)	(93)
Ending (Due to) Due from related parties, net	$(82)	$81

Governance and Controls

The Company has adopted a formal Related Party Transaction Policy to ensure appropriate oversight of any future transactions with related parties. All related party transactions are subject to review and approval by the Audit Committee of the Board of Directors, in accordance with SEC Regulation S-K Item 404 and the Company’s internal policies.

16. Related party transactions

Purchase of Niagara Community Pharmacy Ltd.

On June 26, 2023, the Company purchased all the assets of Niagara Community Pharmacy Ltd. (“Niagara”) from the Company’s Chief Executive Officer, Adesh Vora. The net assets of Niagara were purchased from the Professional Corporation (“PC”) of the Chief Executive Officer, Adesh Vora. The shares of Niagara were purchased by the PC on May 15, 2023. As the Company was unable to originally purchase the shares under its Ontario Charter company, SRX Health Ontario Inc., due to certain restrictions unique to the province of Ontario. The terms and purchase price originally negotiated between the vendor and the PC were the same as outlined in Note 4 between the Company and the PC.

Related Party Loans and Balances

During the fiscal years ended September 30, 2023 and 2024, the Company engaged in non-interest-bearing working capital advances with its largest shareholder and entities under common control. These transactions occurred while the Company was privately held and were intended to provide or receive short-term liquidity.

These advances were informal, non-interest-bearing, and not governed by formal written agreements. The Company did not incur or recognize interest expense in connection with these transactions. For the years ended September 30, 2023 and 2024, all related party balances were reclassified to retained earnings as capital contributions. No amounts remain outstanding.

As of September 30, 2024, there are no related party loans or receivables outstanding for any shareholder with greater than 10% ownership, and the Company does not intend to enter into similar related party lending arrangements in the future.

Related party balances are summarized as follows as of September 30, 2024:

2024
Balance due from former affiliates	$374
Balance due from shareholders related to acquisitions	124
Total due from related parties/shareholders	498
Balance due to former affiliates	(264)
Balance due to shareholders related to acquisitions	(125)
Balance at the end of the year	$109

Governance and Controls

The Company has adopted a formal Related Party Transaction Policy to ensure appropriate oversight of any future transactions with related parties. All related party transactions are subject to review and approval by the Audit Committee of the Board of Directors, in accordance with SEC Regulation S-K Item 404 and the Company’s internal policies.